Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 25, 2023	Mar. 26, 2022
Fair Value Disclosures [Abstract]
Bank indebtedness	$ 57,890	$ 43,157
Long-term debt bearing interest at variable rates	12,300	12,200
Fixed-rate long-term debt	12,100	11,000
Fair value of fixed long-term debt and other long-term liabilities	$ 12,000	$ 10,200